PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Note 4 – PROPERTY AND EQUIPMENT

Property and equipment are summarized as follows:

	September 30, 2017	June 30, 2017
Office furniture and fixtures	$59,131	$58,064
Office equipment	45,754	40,248
Subtotal	104,885	98,312
Less: Accumulated depreciation	46,429	39,026
Total	$58,456	$59,286

Depreciation expense for the three months ended September 30, 2017 and 2016 were $6,669 and $6,005 respectively.

Note 4 – PROPERTY AND EQUIPMENT

Property and equipment are summarized as follows:

	June 30, 2017	June 30, 2016
Office furniture and fixtures	$58,064	$59,191
Office equipment	40,248	33,270
Leasehold improvements	—	39,591
Subtotal	98,312	132,052
Less: Accumulated depreciation	39,026	29,551
Total	$59,286	$102,501

Depreciation expense for the year ended June 30, 2017 and 2016 was $48,626 and $26,687, respectively.